Business Combinations (Puget Energy Only) Fair Value Adjustments (Details) (PUGET ENERGY, Puget Holdings, USD $)	0 Months Ended
Feb. 06, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities and Equity, Fair Value Adjustment	$ 3,316,483
Total assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	3,316,483
Net ultilty plant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	45,046
Electric plant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	(2,367,756)
Gas plant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	(666,278)
Common plant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	(302,015)
Accumulated depreciation and amortization
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	3,381,095
Total other property and investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	1,660,763
Goodwill
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	1,656,513
Non-utility property
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	4,250
Total current assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	146,651
Materials and supplies, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	13,700
Fuel and gas inventory, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	(27,561)
Unrealized gain on derivative instruments, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	3,765
Power contract acquisition adjustment gain, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	123,975
Deferred income taxes, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	32,772
Total other long-term and regulatory assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	1,464,023
Other regulatory assets, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	145,711
Unrealized gain on derivative instruments, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	1,359
Requlatory assets related to power contracts, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	317,800
Power contract acquisition adjustment gain, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	1,016,225
Other, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	(17,072)
Total capitalization
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity, Fair Value Adjustment	1,379,845
Common shareholders' equity
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity, Fair Value Adjustment	1,660,160
Long-term debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity, Fair Value Adjustment	(280,315)
Total current liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	245,620
Unrealized loss on derivative instruments, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	84,603
Deferred income taxes, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	171
Power contract acquisition adjustment loss, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	118,167
Other, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	42,679
Total long-term liabilities and regulatory liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	1,691,018
Deferred income taxes, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	161,094
Unrealized loss on derivative instruments, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	50,979
Regulatory liabilities, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	17,417
Regulatory liabilities related to power contracts, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	1,140,200
Power contract acquisition adjustment loss, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	199,633
Other deferred credits, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	$ 121,695